Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	$ 34.7	$ 139.3	$ 122.3
Cash flows from investing activities:
Intercompany investing transactions
Acquisitions of businesses	(113.3)	(168.5)	(32.8)
Capital expenditures	(51.8)	(42.5)	(41.6)
Proceeds from sale of property and equipment	3.0	1.8
Other investing activities, net	1.2
Net cash used in investing activities	(160.9)	(209.2)	(74.4)
Cash flows from financing activities:
Intercompany financing transactions
Proceeds from debt	1,424.1	545.1	115.0
Repayment of debt	(1,287.0)	(460.8)	(138.2)
Other financing activities, net	(38.8)	6.0	0.9
Net cash provided by (used in) financing activities	98.3	90.3	(22.3)
Effect of exchange rate changes on cash	3.1	2.1	(7.9)
Net (decrease) increase in cash and cash equivalents	(24.8)	22.5	17.7
Cash and cash equivalents beginning of period	164.6	142.1	124.4
Cash and cash equivalents end of period	139.8	164.6	142.1
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	(178.7)	(164.3)	(137.3)
Cash flows from investing activities:
Intercompany investing transactions	114.5	198.0	158.6
Acquisitions of businesses		(28.9)
Capital expenditures
Proceeds from sale of property and equipment
Other investing activities, net
Net cash used in investing activities	114.5	169.1	158.6
Cash flows from financing activities:
Intercompany financing transactions
Proceeds from debt	1,321.7	440.9	113.1
Repayment of debt	(1,212.4)	(458.8)	(135.5)
Other financing activities, net	(43.9)	12.7	0.2
Net cash provided by (used in) financing activities	65.4	(5.2)	(22.2)
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	1.2	(0.4)	(0.9)
Cash and cash equivalents beginning of period		0.4	1.3
Cash and cash equivalents end of period	1.2		0.4
Subsidiary Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	93.3	192.0	181.5
Cash flows from investing activities:
Intercompany investing transactions	37.7	107.5	8.5
Acquisitions of businesses	(11.2)	(62.2)
Capital expenditures	(35.5)	(28.5)	(31.4)
Proceeds from sale of property and equipment	3.0
Other investing activities, net	1.2
Net cash used in investing activities	(4.8)	16.8	(22.9)
Cash flows from financing activities:
Intercompany financing transactions	(114.5)	(198.0)	(158.6)
Proceeds from debt			0.1
Repayment of debt	(0.2)	(0.3)	(0.4)
Other financing activities, net	(0.7)	9.2	0.7
Net cash provided by (used in) financing activities	(115.4)	(189.1)	(158.2)
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	(26.9)	19.7	0.4
Cash and cash equivalents beginning of period	30.2	10.5	10.1
Cash and cash equivalents end of period	3.3	30.2	10.5
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	120.1	111.6	78.1
Cash flows from investing activities:
Intercompany investing transactions
Acquisitions of businesses	(102.1)	(77.4)	(32.8)
Capital expenditures	(16.3)	(14.0)	(10.2)
Proceeds from sale of property and equipment		1.8
Other investing activities, net
Net cash used in investing activities	(118.4)	(89.6)	(43.0)
Cash flows from financing activities:
Intercompany financing transactions	(37.7)	(107.5)	(8.5)
Proceeds from debt	102.4	104.2	1.8
Repayment of debt	(74.4)	(1.7)	(2.3)
Other financing activities, net	5.8	(15.9)
Net cash provided by (used in) financing activities	(3.9)	(20.9)	(9.0)
Effect of exchange rate changes on cash	3.1	2.1	(7.9)
Net (decrease) increase in cash and cash equivalents	0.9	3.2	18.2
Cash and cash equivalents beginning of period	134.4	131.2	113.0
Cash and cash equivalents end of period	135.3	134.4	131.2
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities
Cash flows from investing activities:
Intercompany investing transactions	(152.2)	(305.5)	(167.1)
Acquisitions of businesses
Capital expenditures
Proceeds from sale of property and equipment
Other investing activities, net
Net cash used in investing activities	(152.2)	(305.5)	(167.1)
Cash flows from financing activities:
Intercompany financing transactions	152.2	305.5	167.1
Proceeds from debt
Repayment of debt
Other financing activities, net
Net cash provided by (used in) financing activities	152.2	305.5	167.1
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents beginning of period
Cash and cash equivalents end of period